Stockholders' Equity - Additional Information (Details)									1 Months Ended				6 Months Ended		12 Months Ended
	Apr. 01, 2020 USD ($) $ / shares shares	Oct. 25, 2019 USD ($) director $ / shares shares	Sep. 04, 2018 USD ($) $ / shares shares	Aug. 28, 2018 $ / shares shares	Aug. 01, 2016 USD ($) director $ / shares shares	Jul. 28, 2016 USD ($)	Jul. 26, 2016 $ / shares shares	Jul. 25, 2016 Vote $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Mar. 31, 2017	Sep. 30, 2016 USD ($) $ / shares shares	Dec. 31, 2015 shares	Jun. 30, 2020 USD ($) $ / shares shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($) shares	Oct. 11, 2019 $ / shares shares	Oct. 25, 2018 $ / shares	Dec. 31, 2016 shares	Jan. 03, 2008 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares authorized									400,000,000				400,000,000		400,000,000	400,000,000
Common stock, par value | $ / shares									$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Maximum number of preferred stock shares authorized									1,000,000				1,000,000		1,000,000	1,000,000
Preferred stock, par value per share | $ / shares									$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Common stock issued									7,893,844				6,346,714		9,287,693	7,893,844
Common stock outstanding									7,893,844				6,346,714		9,287,693	7,893,844
Minimum public offering price | $ / shares													$ 12.00		$ 12.00				$ 10.00
Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Issued During Period, Shares, New Issues													17,549,365		24,376,512
Common stock outstanding									30,470,640				17,549,365		30,470,640	30,470,640
VELODYNE LIDAR, INC AND SUBSIDIARIES
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares authorized									58,000,000				67,000,000		67,000,000	58,000,000
Common stock, par value | $ / shares									$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Additional number of shares of common stock authorized for issuance							55,000,000
Maximum number of preferred stock shares authorized							8,772,852
Preferred stock, par value per share | $ / shares							$ 0.0001											$ 0.0001
Number of shares converted from each share								10
Net proceeds | $													$ 19,919,000		$ 49,790,000	$ 46,658,000
Repurchase value of common stock | $																$ 2,500,000
Common stock issued									34,252,578				34,252,578		34,252,578	34,252,578
Common stock outstanding									34,252,578				34,252,578		34,252,578	34,252,578
Issuance cost | $													$ 1,196,000
Stock based compensation | $													156,000	$ 86,000	$ 135,000	$ 207,000	$ 234,000
Unrecognized compensation cost | $													$ 1,100,000		$ 41,000
Remaining weighted average period for recognition													3 years 5 months 4 days		5 months 26 days
VELODYNE LIDAR, INC AND SUBSIDIARIES | RSA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock based compensation | $													$ 0
VELODYNE LIDAR, INC AND SUBSIDIARIES | RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)													1,073,045		1,473,912	932,444	1,954,639
Stock based compensation | $													$ 0
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2007 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the plan				3,904,557			4,275,000											1,404,557			10,250,000
Common stock remaining available for future issuance													0		0
Option expiry term													10 years
Vesting percentage													25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2007 Stock Incentive Plan | RSA
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares outstanding													1,404,557		1,404,557
Granted (in shares)												1,675,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2007 Stock Incentive Plan | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage													25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2007 Stock Incentive Plan | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage													25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2007 Stock Incentive Plan | Vesting period three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage													25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2016 Stock Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized under the plan							5,263,731											7,763,731
Common stock remaining available for future issuance													3,075,537		4,463,046
Option expiry term										10 years
Vesting percentage										25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2016 Stock Plan | RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage										25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2016 Stock Plan | Vesting period one
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage										25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2016 Stock Plan | Vesting period one | RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage										25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2016 Stock Plan | Vesting period two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage										25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2016 Stock Plan | Vesting period two | RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage										25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2016 Stock Plan | Vesting period three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage										25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | 2016 Stock Plan | Vesting period three | RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage										25.00%
VELODYNE LIDAR, INC AND SUBSIDIARIES | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares authorized				58,000,000				20,000,000										67,000,000
Common stock, par value | $ / shares				$ 0.0001				$ 0.0001										$ 0.0001
Number of votes | Vote								1
Price per share | $ / shares											$ 17.0982
Repurchase value of common stock | $											$ 50,000,000.0
Number of shares repurchased and retired											2,924,272
Minimum public offering price | $ / shares													$ 36.3520
Minimum conversion price													23.9196%
Shares outstanding									34,252,578				34,252,578	34,252,578	34,252,578	34,252,578	34,325,728			34,325,728
VELODYNE LIDAR, INC AND SUBSIDIARIES | Velodyne Acoustics
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend distribution to other shareholders | $						$ 2,800,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares authorized																		14,274,612
Stock Issued During Period, Shares, New Issues				11,523,732
VELODYNE LIDAR, INC AND SUBSIDIARIES | Preferred stock | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value | $ / shares				$ 0.0001
VELODYNE LIDAR, INC AND SUBSIDIARIES | Series A convertible preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of preferred stock shares authorized									8,772,852				8,772,852		8,772,852	8,772,852
Preferred stock, par value per share | $ / shares									$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues					8,772,852
Price per share | $ / shares					$ 17.0982
Net proceeds | $					$ 143,300,000
Issuance cost | $					$ 6,700,000
Liquidation preference per share | $ / shares					$ 17.0982
Right to elect number of directors | director					2
VELODYNE LIDAR, INC AND SUBSIDIARIES | Series A convertible preferred stock | CEO | Velodyne Acoustics
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of ownership						100.00%
Value transferred | $						$ 3,970,000
VELODYNE LIDAR, INC AND SUBSIDIARIES | Series B convertible preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares authorized				2,750,880														1,375,440
Maximum number of preferred stock shares authorized									2,750,880				1,375,440		1,375,440	2,750,880
Preferred stock, par value per share | $ / shares			$ 36.3520						$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues			1,375,440
Price per share | $ / shares			$ 36.3520
Net proceeds | $			$ 46,800,000
Issuance cost | $			$ 3,200,000
Liquidation preference per share | $ / shares		$ 36.3520
Right to elect number of directors | director		1
VELODYNE LIDAR, INC AND SUBSIDIARIES | Series B convertible preferred stock | Common Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, par value | $ / shares									$ 36.3520							$ 36.3520
Repurchase value of common stock | $									$ 2,700,000
Number of shares repurchased and retired									73,150
VELODYNE LIDAR, INC AND SUBSIDIARIES | Series B1 convertible preferred stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock shares authorized																		4,126,320
Maximum number of preferred stock shares authorized									4,126,320				4,126,320		4,126,320	4,126,320
Preferred stock, par value per share | $ / shares									$ 0.0001				$ 0.0001		$ 0.0001	$ 0.0001
Stock Issued During Period, Shares, New Issues	550,176	1,375,440
Price per share | $ / shares	$ 36.3520	$ 36.3520
Net proceeds | $	$ 19,900,000	$ 49,800,000
Issuance cost | $	$ 100,000	$ 200,000
Liquidation preference per share | $ / shares		$ 36.3520